Annual Total Returns - Eaton Vance Focused Global Opportunities Fund	Nov. 30, 2020
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2016	(0.48%)
2017	20.85%
2018	(7.80%)
2019	31.77%
2020	13.88%